Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable and Accrued Liabilities
Accounts payable	$ 3,869	$ 5,594
Accrued payroll and compensated absences	7,408	7,018
Wire transfers payable	1,897	1,745
Accrual for third-party losses	5,854	4,513	$ 4,818
Unearned CSO fees	12,502	7,510
Bill payment service liability	2,683	2,476
Lease termination		1,114
Other	4,318	5,452
Accounts payable and accrued liabilities	$ 38,531	$ 35,422